Net Loss From Continuing Operations - Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss) From Continuing Operations [Abstract]
Interest expense on bank loans	$ 8,694	$ 6,672	$ 4,713
Interest expense on bonds	2,637	3,886	4,460
Interest expense on lease liabilities	440	530	581
Modification loss on bank loans	900	0	0
Finance costs	$ 12,671	$ 11,088	$ 9,754